CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Electric plant:
In service	$ 17,388,476	$ 14,112,098
Right-of-use assets--finance leases	302,732	302,732
Less: Accumulated provision for depreciation	(5,701,627)	(5,418,738)
Electric plant in service, net	11,989,581	8,996,092
Nuclear fuel, at amortized cost	402,328	389,662
Construction work in progress	320,167	3,294,641
Total electric plant	12,712,076	12,680,395
Investments and funds:
Nuclear decommissioning trust fund	721,624	641,239
Investment in associated companies	86,720	82,133
Long-term investments	645,166	690,732
Other	38,862	35,585
Total investments and funds	1,492,372	1,449,689
Current assets:
Cash and cash equivalents	337,813	490,592
Restricted cash and short-term investments	500	0
Short-term investments	124,572	143,931
Receivables	246,581	201,784
Inventories, at weighted average cost	356,285	337,045
Prepayments and other current assets	44,218	18,335
Total current assets	1,109,969	1,191,687
Deferred charges and other assets:
Regulatory assets	1,103,633	1,131,489
Prepayments to Georgia Power Company	16,334	13,722
Other	43,154	57,869
Total deferred charges and other assets	1,163,121	1,203,080
Total assets	16,477,538	16,524,851
Capitalization:
Patronage capital and membership fees	1,328,418	1,257,917
Long-term debt	12,134,194	11,600,917
Obligations under finance leases	33,173	43,586
Obligation under Rocky Mountain transactions	31,910	29,862
Other	5,715	5,152
Total capitalization	13,533,410	12,937,434
Current liabilities:
Long-term debt and finance leases due within one year	398,979	384,426
Short-term borrowings	145,604	607,885
Accounts payable	138,537	117,272
Accrued interest	81,425	106,355
Member power bill prepayments, current	31,258	31,406
Other current liabilities	140,611	111,109
Total current liabilities	936,414	1,358,453
Deferred credits and other liabilities:
Asset retirement obligations	1,279,121	1,458,937
Member power bill prepayments, non-current	54,183	47,133
Regulatory liabilities	661,592	706,320
Other	12,818	16,574
Total deferred credits and other liabilities	2,007,714	2,228,964
Total equity and liabilities	16,477,538	16,524,851
Commitments and Contingencies (Notes 1, 7, 10, 11 and 12)